Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 187,511	$ 202,303
Accounts receivable	33,017	78,174
Prepaid expenses and other current assets	12,430	13,855
Inventories	9,261	8,646
Total current assets	242,219	302,978
Non-current assets
Vessels and drydock	4,002,888	4,008,158
Right of use assets for vessels	807,179	697,903
Other assets	92,145	131,139
Goodwill	8,900	11,539
Restricted cash	5,293	12,293
Total non-current assets	4,916,405	4,861,032
Total assets	5,158,624	5,164,010
Current liabilities
Current portion of long-term bank debt	172,705	235,482
Sale and leaseback liability	131,736	122,229
IFRS 16 - lease liability	56,678	63,946
Accounts payable	12,863	23,122
Accrued expenses	32,193	41,452
Total current liabilities	406,175	486,231
Non-current liabilities
Long-term bank debt and bonds	971,172	999,268
Sale and leaseback liability	1,139,713	1,195,494
IFRS 16 - lease liability	575,796	506,028
Total non-current liabilities	2,686,681	2,700,790
Total liabilities	3,092,856	3,187,021
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 and 150,000,000 shares authorized; 58,093,147 and 58,202,400 outstanding shares as of December 31, 2020 and December 31, 2019, respectively.	656	646
Additional paid-in capital	2,850,206	2,842,446
Treasury shares	(480,172)	(467,057)
Accumulated deficit	(304,922)	(399,046)
Total shareholders’ equity	2,065,768	1,976,989
Total liabilities and shareholders’ equity	$ 5,158,624	$ 5,164,010